SCHEDULE OF FUTURE INCOME TAX ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Unused income tax losses	$ 208,263,601	$ 166,346,000	$ 150,219,271
Unrecognized deferred tax assets	(208,263,601)	(166,346,000)	(150,219,271)
Deferred income tax assets recognized
Resource assets [member]
IfrsStatementLineItems [Line Items]
Property and equipment	868,000	827,000	1,024,271
Gross unamortized share issue costs [member]
IfrsStatementLineItems [Line Items]
Property and equipment	11,137,000	1,280,000	810,000
Capitalized expenses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	4,223,000	10,088,000	5,900,000
Canadian non capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	34,271,000	27,466,000	22,585,000
Canadian capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	5,515,000	5,252,000	5,300,000
Us non capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	114,235,601	98,396,000	95,300,000
Singapore non capital losses [member]
IfrsStatementLineItems [Line Items]
Property and equipment	30,462,000	18,254,000	19,300,000
Property and equipment [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 7,552,000	$ 4,783,000